ACQUISITIONS	3 Months Ended
Mar. 31, 2014
ACQUISITIONS
ACQUISITIONS

14.   ACQUISITIONS

  Urastar Gold Corporation

  On May 16, 2013, the Company completed the acquisition of all of the issued and outstanding common shares of Urastar Gold Corporation ("Urastar") pursuant to a court-approved plan of arrangement under the Business Corporations Act (British Columbia) for cash consideration of $10.1 million. The Urastar acquisition was accounted for as a business combination and goodwill of $9.8 million was recognized on the Company's consolidated balance sheets.

  The transaction costs associated with the acquisition totaling $0.7 million were expensed through the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) during the year ended December 31, 2013.

  The following table sets out the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value:

Total purchase price:
Cash paid for acquisition	$10,127
Fair value of assets acquired and liabilities assumed:
Mining properties	$1,994
Goodwill	9,802
Cash and cash equivalents	76
Trade receivables	731
Other current assets	12
Plant and equipment	2
Accounts payable and accrued liabilities	(791)
Other liabilities	(1,573)
Deferred tax liability	(126)

Net assets acquired	$10,127

  The Company believes that goodwill for the Urastar acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing mineral reserves and mineral resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for the Company assuming the acquisition of Urastar described above had occurred as of January 1, 2013 are detailed below. On a pro forma basis, there would have been no effect on the Company's consolidated revenues.

Year Ended December 31, 2013
Unaudited
Pro forma net loss for the year	$(409,020)
Pro forma net loss per share — basic	$(2.37)